Regulatory Matters - Summary of Company's Actual Regulatory Capital Amounts and Percentages (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Jul. 02, 2013
Banking and Thrift [Abstract]
Total Capital to Risk-Weighted Assets, Actual Amount	$ 40,064	$ 26,719
Tier I Capital to Risk-Weighted Assets, Actual Amount	38,581	25,392
Tier I Capital to Total Assets, Actual Amount	38,581	25,392
Total Capital to Risk-Weighted Assets, Actual Ratio	33.82%	25.26%
Tier I Capital to Risk-Weighted Assets, Actual Ratio	32.57%	24.00%
Tier I Capital to Total Assets, Actual Ratio	16.99%	13.14%
Total Capital to Risk-Weighted Assets, Minimum For Capital Adequacy Purposes Amount	9,477	8,462
Tier I Capital to Risk-Weighted Assets, Minimum For Capital Adequacy Purposes Amount	4,738	4,232
Tier I Capital to Total Assets, Minimum For Capital Adequacy Purposes Amount	9,083	7,730
Total Capital to Risk-Weighted Assets, Minimum For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital to Risk-Weighted Assets, Minimum For Capital Adequacy Purposes Ratio	4.00%	4.00%	4.50%
Tier I Capital to Total Assets, Minimum For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital to Risk-Weighted Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Amount	11,846	10,580
Tier I Capital to Risk-Weighted Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Amount	7,107	6,348
Tier I Capital to Total Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Amount	$ 11,354	$ 9,664
Total Capital to Risk-Weighted Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital to Risk-Weighted Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Ratio	6.00%	6.00%
Tier I Capital to Total Assets, Minimum To Be Well Capitalized Under Prompt and Corrective Action Provisions Ratio	5.00%	5.00%